Annual Fund Operating Expenses - R2 R3 R4 R5 R6 Shares - JPMorgan US Small Company Fund	Nov. 01, 2021
Class R2
Operating Expenses:
Management Fees	0.60%
Distribution (Rule 12b-1) Fees	0.50%
Other Expenses	0.38%
Service Fees	0.25%
Remainder of Other Expenses	0.13%
Total Annual Fund Operating Expenses	1.48%
Class R3
Operating Expenses:
Management Fees	0.60%
Distribution (Rule 12b-1) Fees	0.25%
Other Expenses	0.36%
Service Fees	0.25%
Remainder of Other Expenses	0.11%
Total Annual Fund Operating Expenses	1.21%
Class R4
Operating Expenses:
Management Fees	0.60%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.38%
Service Fees	0.25%
Remainder of Other Expenses	0.13%
Total Annual Fund Operating Expenses	0.98%
Class R5
Operating Expenses:
Management Fees	0.60%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.21%
Service Fees	0.10%
Remainder of Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.81%
Class R6
Operating Expenses:
Management Fees	0.60%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.12%
Service Fees	none
Remainder of Other Expenses	0.12%
Total Annual Fund Operating Expenses	0.72%